Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accruals and Other Liabilities
Summary of current and non-current portions of accruals and other liabilities

	As of December 31,
	2023	2024
	US$	US$
Salary and welfare payable	13,796	12,941
Cloud infrastructure and IT related services fee payables	4,214	5,901
Payment from depositary bank, current (1)	3,113	3,067
Membership fee to be refunded (2)	1,857	2,927
Professional service fee payables	2,203	2,072
Sales return allowances	1,223	1,254
Tax payables	2,479	1,221
Advertising and promotion fee payables	975	835
Product warranty	200	251
Deposit payable	1,412	—
Others	1,335	1,788
Total accruals and other current liabilities	32,807	32,257

Other non-current liabilities
Payment from depositary bank, non-current (1)	3,891	767
Total accruals and other liabilities	36,698	33,024
(1)	The Company received reimbursement payment of US$13,053 and US$1,926 from a depositary bank in April 2021 and June 2022,respectively. The amount was recorded ratably as other non-operating income over a five-year and 46 months arrangement period, respectively. For the years ended December 31, 2022, 2023 and 2024, the Company recorded US$2,904, US$3,113 and US$2,994 in other non-operating incomes, net in the consolidated statements of comprehensive (loss)/income, respectively. In addition to above reimbursement, the Company received an additional reimbursement payment of US$1,186 from depository bank for the transaction costs incurred and the amount was recorded in other non-operating incomes, net for the year ended December 31, 2024.
(2)	Membership fee to be refunded presents the balances of refundable membership fee collected by the Group from its customers under the 2023 Membership Program (Note 2(r)).